INCOME TAX EXPENSE/(CREDIT) (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSECREDIT [Abstract]
Disclosure Of Detailed Information about Components of Income Tax Expense Benefit [Text Block]
	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Current Tax:
PRC Income Tax	-	5,185	2,166
Over-provision of PRC Income Tax in prior year	-	-	-
	-	5,185	2,166
Deferred tax expense	209	4,556	3,415
	209	9,741	5,581

Disclosure OF Detailed Information Of Effective Income Tax Rate Reconciliation Amount [Text Block]
Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2018 RMB’000	2017 RMB’000	2016 RMB’000
Loss before taxation	(418,465)	(78,285)	(316,221)
Tax calculated at a tax rate of 25%	(104,616)	(19,571)	(79,055)
Tax effect on non-deductible expenses	-	-	30
Tax effect on different tax rates of group entities operating in other jurisdictions	588	218	3,840
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	20,191	8,817	55,210
Impairment losses on land use right that are not tax deductible	1,064	353	2,380
Inventory provision that are not tax deductible	13,993	(683)	23,176
Bad debts expense that are not tax deductible	79,057	6,232	-
Depreciation and amortization adjustments that are not tax deductible	(15,890)	(15,617)	-
Income tax refund that are not expected to receive	-	24,270	-
Net operating losses not recognized to deferred tax assets	5,822	5,722	-
Tax per financial statements	209	9,741	5,581

Disclosure Of Detailed Information About Deferred Tax Assets and Liabilities [Text Block]
Deferred tax (assets)/liabilities recognized in the consolidated statements of financial position and the movements during the years are as follows:

	Dividend withholding	Inventory	Impairment	Bad debt	Net operating	Depreciation and
Deferred tax arising from:	tax	provision	loss	allowance	loss	amortization	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2016	1,404	(9,375)	-	-	-	(209)	(8,180)
Charges/(credits) for the year	(1,404)	4,610	-	-	-	209	3,415
As of December 31, 2016	-	(4,765)	-	-	-	-	(4,765)
Charges/(credits) for the year	-	4,765	-	-	-	(209)	4,556
As of December 31, 2017	-	-	-	-	-	(209)	(209)
Charges/(credits) for the year	-	-	-	-	-	209	209
As of December 31, 2018	-	-	-	-	-	-	-

Disclosure of deferred taxes [text block]
For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial presentation purposes:

	As of December 31,
	2018 RMB’000	2017 RMB’000
Deferred tax assets	-	(209)
Deferred tax liabilities	-	-
	-	(209)